Net income per share (Tables)	12 Months Ended
Dec. 31, 2021
Net income per share
Schedule of computations for net income per share

	2021	2020
	$	$
Net income for the year	10,555,510	3,690,990
Weighted average number of shares outstanding – basic	57,624,420	49,720,186
Net income per share – basic	0.18	0.07

	2021	2020
	$	$
Net income for the year	10,555,510	3,690,990
Weighted average number of shares outstanding – diluted	58,995,994	50,945,265
Net income per share – diluted	0.18	0.07